Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

September 30, 2013

Dates Covered
Collections Period	09/01/13 - 09/30/13
Interest Accrual Period	09/16/13 - 10/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/13	226,114,743.67	21,814
Yield Supplement Overcollateralization Amount at 08/31/13	5,867,680.02	0

Receivables Balance at 08/31/13	231,982,423.69	21,814
Principal Payments	12,256,244.47	576
Defaulted Receivables	304,117.76	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/13	5,347,906.01	0

Pool Balance at 09/30/13	214,074,155.45	21,217

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,927,160.39	363
Past Due 61-90 days	1,187,889.28	86
Past Due 91 + days	300,230.31	23

Total	6,415,279.98	472

Total 31+ Delinquent as % Ending Pool Balance	3.00%

Recoveries	216,963.18

Aggregate Net Losses/(Gains) - September 2013	87,154.58

Overcollateralization Target Amount	12,844,449.33
Actual Overcollateralization	12,844,449.33

Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	5.91%
Weighted Average Remaining Term	30.42

Flow of Funds	$ Amount

Collections	13,135,877.14
Advances	1,791.97
Investment Earnings on Cash Accounts	347.68
Servicing Fee	(193,318.69)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	12,944,698.10

Distributions of Available Funds
(1) Class A Interest	236,858.75
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	11,318,152.93
(9) Distribution to Certificateholders	1,292,017.30
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	12,944,698.10

Servicing Fee	193,318.69
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 09/16/13	212,547,859.05
Principal Paid	11,318,152.93
Note Balance @ 10/15/13	201,229,706.12

Class A-1
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-2
Note Balance @ 09/16/13	0.00
Principal Paid	0.00
Note Balance @ 10/15/13	0.00
Note Factor @ 10/15/13	0.0000000%

Class A-3
Note Balance @ 09/16/13	35,819,859.05
Principal Paid	11,318,152.93
Note Balance @ 10/15/13	24,501,706.12
Note Factor @ 10/15/13	11.5031484%

Class A-4
Note Balance @ 09/16/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	127,995,000.00
Note Factor @ 10/15/13	100.0000000%

Class B
Note Balance @ 09/16/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	24,366,000.00
Note Factor @ 10/15/13	100.0000000%

Class C
Note Balance @ 09/16/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 10/15/13	24,367,000.00
Note Factor @ 10/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	334,527.87
Total Principal Paid	11,318,152.93

Total Paid	11,652,680.80

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	33,133.37
Principal Paid	11,318,152.93

Total Paid to A-3 Holders	11,351,286.30

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4188258
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1702218

Total Distribution Amount	14.5890476

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1555557
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.1368682

Total A-3 Distribution Amount	53.2924239

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 08/31/13	53,013.99
Balance as of 09/30/13	54,805.96
Change	1,791.97

Reserve Account
Balance as of 09/16/13	2,064,965.17
Investment Earnings	52.49
Investment Earnings Paid	(52.49)
Deposit/(Withdrawal)	—
Balance as of 10/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17